GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Finite-Lived Intangible Assets
As of December 31, 2022 and December 31, 2021, intangible assets consist of the following (in thousands):

	December 31, 2022	December 31, 2021
Contract acquisition cost	$2,000	$2,000
Software	1,166	1,174
Trade Name	4,617	—

	7,783	3,174
Less: Accumulated amortization	(2,290)	(2,062)

Intangible assets-net	$5,493	$1,112